Financial Instruments - Fair values and risk management (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Changes in scope of consolidation	₩ 10,143,245
Valuation	(5,559,062)
Long Term Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	586,398
Changes in scope of consolidation	3,000
Acquisition	102,600
Changing Account Classification
Disposal
Valuation
Ending balance	691,998	586,398
Project Investment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Changes in scope of consolidation	1,509,715
Acquisition	4,911,974
Changing Account Classification	(490,680)
Disposal	(500,000)
Valuation	(2,407,918)
Ending balance	3,023,091
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Changes in scope of consolidation	1,078,713
Issuance	1,070,677
Exercised	(2,650,417)
Valuation	849,911
Foreign exchange differences	(18,467)
Ending balance	330,417
Warrants [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Changes in scope of consolidation
Issuance	15,893,067
Exercised
Valuation	(15,791,555)
Foreign exchange differences	1,910
Ending balance	103,422
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Changes in scope of consolidation
Issuance	29,730,795
Exercised	(612,351)
Valuation	(5,559,062)
Foreign exchange differences	443,177
Ending balance	₩ 24,002,559